Derivative Financial Instruments [Text Block]	6 Months Ended
Sep. 30, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments [Text Block]

14.    DERIVATIVE FINANCIAL INSTRUMENTS

The MUFG Group uses various derivative financial instruments both for trading purposes and for purposes other than trading (primarily risk management purposes) in the normal course of business to meet the financial needs of its customers, as a source of revenue and to manage its exposures to a variety of risks. See Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2016 for a further discussion of the MUFG Group’s use of derivative instruments. During the six months ended September 30, 2016, there was no change in the MUFG Group’s use of derivative instruments that had a material impact on the MUFG Group’s financial position and results of operations.

Derivatives Designated as Hedges

The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered by MUAH whose fiscal period ends on December 31.

Cash Flow Hedges

MUAH used interest rate swaps with a notional amount of ¥1,461.3 billion at June 30, 2016 to hedge the risk of changes in cash flows attributable to changes in the designated benchmark interest rate on the London Interbank Offered Rate (“LIBOR”) indexed loans. To the extent effective, payments received or paid under the swap contract offset fluctuations in interest income on loans caused by changes in the relevant LIBOR index. At June 30, 2016, the weighted average remaining life of the active cash flow hedges was 3.83 years.

For cash flow hedges, the effective portion of the gain or loss on the hedging instruments is reported as a component of other comprehensive income (“OCI”) and reclassified into earnings in the same period or periods during which the hedged cash flows are recognized in net interest income. Gains and losses representing hedge ineffectiveness are recognized in non-interest expense in the period in which they arise. At June 30, 2016, MUAH expects to reclassify approximately ¥17.9 billion of income from Accumulated OCI to net interest income during the twelve months ending June 30, 2017. This amount could differ from amounts actually realized due to changes in interest rates, hedge terminations and the addition of other hedges subsequent to June 30, 2016.

Fair Value Hedges

MUAH engages in an interest rate hedging strategy in which one or more interest rate swaps are associated with a specified interest bearing liability, in order to convert the liability from a fixed rate to a floating rate instrument. This strategy mitigates the changes in fair value of the hedged liability caused by changes in the designated benchmark interest rate, U.S. dollar LIBOR.

For fair value hedges, any ineffectiveness is recognized in non-interest expense in the period in which it arises. The change in the fair value of the hedged item and the hedging instrument, to the extent completely effective, offsets with no impact on earnings. For the six months ended June 30, 2016, MUAH recorded gains on the hedging instruments and losses on the hedged liability, both of which were less than or equal to ¥1 billion.

Notional Amounts of Derivative Contracts

The following table summarizes the notional amounts of derivative contracts at March 31, 2016 and September 30, 2016:

	Notional amounts(1)
	March 31, 2016	September 30, 2016
	(in trillions)
Interest rate contracts	¥1,179.7	¥1,235.4
Foreign exchange contracts	215.6	199.5
Equity contracts	4.2	4.6
Commodity contracts	0.7	0.5
Credit derivatives	6.3	5.8
Others	3.6	3.5

Total	¥1,410.1	¥1,449.3

Note:    (1)    Includes both written and purchased positions.

Impact of Derivatives on the Condensed Consolidated Balance Sheets

The following table summarizes fair value information on derivative instruments that are recorded on the MUFG Group’s condensed consolidated balance sheets at March 31, 2016 and September 30, 2016:

	Fair value of derivative instruments
	March 31, 2016(1)(5)			September 30, 2016(1)(5)
	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)	Not designated as hedges(2)	Designated as hedges(3)	Total derivatives(4)
	(in billions)
Derivative assets:
Interest rate contracts	¥16,482	¥9	¥16,491	¥20,565	¥35	¥20,600
Foreign exchange contracts	4,696	—	4,696	4,798	—	4,798
Equity contracts	183	—	183	171	—	171
Commodity contracts	75	—	75	43	—	43
Credit derivatives	61	—	61	48	—	48
Others	3	—	3	1	—	1

Total derivative assets	¥21,500	¥9	¥21,509	¥25,626	¥35	¥25,661

Derivative liabilities:
Interest rate contracts	¥16,276	¥2	¥16,278	¥20,451	¥—	¥20,451
Foreign exchange contracts	4,335	—	4,335	3,983	—	3,983
Equity contracts	212	—	212	190	—	190
Commodity contracts	71	—	71	40	—	40
Credit derivatives	54	—	54	47	—	47
Others(6)	(132)	—	(132)	(121)	—	(121)

Total derivative liabilities	¥20,816	¥2	¥20,818	¥24,590	¥—	¥24,590

Notes:	(1)

The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.

(2)	The derivative instruments which are not designated as a hedging instrument are held for trading and risk management purposes, and are presented in Trading account assets/liabilities except for (6).
(3)	The MUFG Group adopts hedging strategies and applies hedge accounting to certain derivative transactions entered into by MUAH. The derivative instruments which are designated as hedging instruments are presented in Other assets or Other liabilities on the accompanying condensed consolidated balance sheets.
(4)	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
(5)	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 32 to the consolidated financial statements for the fiscal year ended March 31, 2016.
(6)	Others include mainly bifurcated embedded derivatives carried at fair value, which are presented in Deposits and Long-term debt.

Impact of Derivatives and Hedged Items on the Condensed Consolidated Statements of Income and Accumulated OCI

The following tables provide more detailed information regarding the derivative-related impact on the accompanying condensed consolidated statements of income and Accumulated OCI by accounting designation for the six months ended September 30, 2015 and 2016:

Gains and losses for trading and risk management derivatives (not designated as hedging instruments)

	Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
	Foreign exchange gains (losses)—net	Trading account profits (losses)—net	Total
	(in billions)
Six months ended September 30, 2015:
Interest rate contracts	¥—	¥45	¥45
Foreign exchange contracts	69	—	69
Equity contracts	—	93	93
Commodity contracts	—	—	—
Credit derivatives	—	7	7
Others	—	35	35

Total	¥69	¥180	¥249

Six months ended September 30, 2016:
Interest rate contracts	¥—	¥67	¥67
Foreign exchange contracts	179	—	179
Equity contracts	—	(20)	(20)
Commodity contracts	—	1	1
Credit derivatives	—	13	13
Others	2	(20)	(18)

Total	¥181	¥41	¥222

Gains and losses for derivatives designated as cash flow hedges

	Six months ended September 30,
	2015	2016
	(in billions)
Gains recognized in Accumulated OCI on derivative instruments (Effective portion)
Interest rate contracts	¥13	¥46

Total	¥13	¥46

Gains reclassified from Accumulated OCI into income (Effective portion)
Interest rate contracts(1)	¥9	¥10

Total	¥9	¥10

Note:	(1)	Included in Interest income.

Embedded Derivatives

Features embedded in other non-derivative hybrid contracts are separated from the host contracts and measured at fair value when they are not clearly and closely related to the host contracts and meet the definition of a derivative. The change in the fair value of such an embedded derivative is recognized currently in earnings, unless it qualifies as a hedge. The fair value of the embedded derivative is presented in the accompanying condensed consolidated balance sheets with the host contract.

Credit Derivatives

The MUFG Group enters into credit derivatives to manage its credit risk exposure, to facilitate client transactions, and for proprietary trading purposes, under which they provide the counterparty protection against the risk of default on a set of debt obligations issued by a specified reference entity or entities. See Note 24 to the consolidated financial statements for the fiscal year ended March 31, 2016 for a more detailed explanation and discussion of credit derivatives.

The table below summarizes certain information regarding protection sold through credit default swaps as of March 31, 2016 and September 30, 2016:

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At March 31, 2016:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥459,003	¥1,372,477	¥29,906	¥1,861,386	¥(18,680)
Non-investment grade	66,924	288,761	6,300	361,985	5,815
Not rated	21,387	4,700	—	26,087	715

Total	547,314	1,665,938	36,206	2,249,458	(12,150)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	4,237	194,196	163,468	361,901	(5,278)
Non-investment grade	2,880	28,000	—	30,880	(320)

Total	7,117	222,196	163,468	392,781	(5,598)
Index and basket credit default swaps held by MUSHD:
Investment grade(2)	46,000	166,794	—	212,794	(3,224)
Non-investment grade	9,384	58,238	—	67,622	(1,134)
Not rated	4,986	97,135	—	102,121	(4,148)

Total	60,370	322,167	—	382,537	(8,506)

Total index and basket credit default swaps sold	67,487	544,363	163,468	775,318	(14,104)

Total credit default swaps sold	¥614,801	¥2,210,301	¥199,674	¥3,024,776	¥(26,254)

	Protection sold
	Maximum potential/Notional amount by expiration period				Fair value
At September 30, 2016:	1 year or less	1-5 years	Over 5 years	Total	(Asset)/ Liability(1)
	(in millions)
Single name credit default swaps:
Investment grade(2)	¥521,988	¥1,107,194	¥17,716	¥1,646,898	¥(21,183)
Non-investment grade	85,774	345,492	8,458	439,724	(614)
Not rated	3,612	2,965	—	6,577	(37)

Total	611,374	1,455,651	26,174	2,093,199	(21,834)

Index and basket credit default swaps held by BTMU:
Investment grade(2)	3,802	145,328	122,350	271,480	(4,482)
Non-investment grade	7,000	11,123	20,224	38,347	149

Total	10,802	156,451	142,574	309,827	(4,333)

Index and basket credit default swaps held by MUSHD:
Investment grade(2)	20,000	206,131	6,000	232,131	(4,926)
Non-investment grade	17,000	—	—	17,000	(105)
Not rated	9,742	131,986	—	141,728	(3,889)

Total	46,742	338,117	6,000	390,859	(8,920)

Total index and basket credit default swaps sold	57,544	494,568	148,574	700,686	(13,253)

Total credit default swaps sold	¥668,918	¥1,950,219	¥174,748	¥2,793,885	¥(35,087)

Notes:	(1)	Fair value amounts are shown on a gross basis prior to cash collateral or counterparty netting.
(2)	The MUFG Group considers ratings of Baa3/BBB- or higher to meet the definition of investment grade.

The MUFG Group may economically hedge its exposure to credit derivatives by entering into offsetting derivative contracts. The carrying value and notional amounts of credit protection sold in which the MUFG Group held purchased protection with identical underlying referenced entities were approximately ¥22 billion and ¥2,612 billion, respectively, at March 31, 2016, and approximately ¥31 billion and ¥2,394 billion, respectively, at September 30, 2016.

Collateral is held by the MUFG Group in relation to these instruments. Collateral requirements are determined at the counterparty level and cover numerous transactions and products as opposed to individual contracts.

Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features

Certain of the MUFG Group’s derivative instruments contain provisions that require the MUFG Group’s debt to maintain an investment grade credit rating from each of the major credit rating agencies. If the MUFG Group’s debt were to fall below investment grade, it would be in violation of these provisions, and the counterparties to the derivative instruments could request payments on early termination or demand immediate and ongoing full overnight collateralization on derivative instruments in net liability positions. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that were in a liability position at March 31, 2016 and September 30, 2016 was approximately ¥2.0 trillion and ¥1.5 trillion, respectively, for which the MUFG Group has posted collateral of approximately ¥370 billion and ¥306 billion, respectively, in the normal course of business. The amount of additional collateral and early termination amount which could be requested if the MUFG Group’s debt falls below investment grade was ¥156 billion and ¥85 billion, respectively, as of March 31, 2016 and ¥142 billion and ¥68 billion, respectively, as of September 30, 2016.